Restructure (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring And Related Activities [Abstract]
Summary of Restructuring Costs
	Total	Amounts	Accrued at
	estimated	settled	December 31,
	costs	to date	2016
Restructuring Costs	$2,206	$(708)	$1,498